Provisions - Summary of Legal Claims and Other Costs (Detail) - Legal claims and other costs [member] - EUR (€) € in Millions	Jun. 30, 2018	Dec. 31, 2017
Disclosure of other provisions [line items]
Maintenance and customer related provisions	€ 10	€ 25
Litigation	36	36
Disease claims	4	3
Other	1	3
Total provisions	€ 51	€ 67